Stock-Based Compensation (Stock Options, Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options, Outstanding [Roll Forward]
Options outstanding, beginning of year (shares)	63,598	82,937	93,628
Options canceled, forfeited and expired (shares)	(10,314)	(19,339)	(10,691)
Options outstanding, end of year (shares)	53,284	63,598	82,937
Options vested and expected to vest, end of year (shares)	53,284	63,598	82,937
Options exercisable, end of year (shares)	27,197	32,532	43,281
Stock Options, Additional Disclosures [Abstract]
Total intrinsic value of options exercised	$ 0	$ 0	$ 0
Intrinsic value of options outstanding	$ 0	$ 0	$ 0
Stock Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding, beginning of year (in usd per share)	$ 94.33	$ 104.26	$ 143.41
Options canceled, forfeited and expired (in usd per share)	168.34	136.97	447.22
Options outstanding, end of year (in usd per share)	80.00	94.33	104.26
Options vested and expected to vest, end of year (in usd per share)	80.00	94.33	104.26
Options exercisable, end of year (in usd per share)	$ 80.00	$ 108.01	$ 126.49